Pension and Other Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Pension and Other Postretirement Benefit Plans
14. Pension and Other Postretirement Benefit Plans
We sponsor the Sabre Inc. 401(k) Savings Plan (“401(k) Plan”), which is a tax qualified defined contribution plan that allows tax deferred savings by eligible employees to provide funds for their retirement. We make a matching contribution equal to 100% of each pre-tax dollar contributed by the participant on the first 6% of eligible compensation. We recognized expenses related to the 401(k) Plan of $25 million, $23 million and $20 million for the years ended December 31, 2017, 2016 and 2015, respectively.
We sponsor the Sabre Inc. Legacy Pension Plan (“LPP”), which is a tax qualified defined benefit pension plan for employees meeting certain eligibility requirements. The LPP was amended to freeze pension benefit accruals as of December 31, 2005, and as a result, no additional pension benefits have been accrued since that date. In April 2008, we amended the LPP to add a lump sum optional form of payment which participants may elect when their plan benefits commence. The effect of the amendment was to decrease the projected benefit obligation by $34 million, which is being amortized over 23.5 years, representing the weighted average of the lump sum benefit period and the life expectancy of all plan participants. We also sponsor postretirement benefit plans for certain employees in Canada and Hong Kong.
The following tables provide a reconciliation of the changes in the LPP’s benefit obligations and fair value of assets during the years ended December 31, 2017 and 2016, and the unfunded status as of December 31, 2017 and 2016 (in thousands):

	Year Ended December 31,
	2017	2016
Change in benefit obligation:
Benefit obligation at January 1	$(444,662)	$(420,516)
Service cost	—	—
Interest cost	(18,731)	(20,041)
Actuarial losses, net	(26,169)	(28,350)
Benefits paid	30,123	24,245
Benefit obligation at December 31	$(459,439)	$(444,662)
Change in plan assets:
Fair value of assets at January 1	$324,471	$326,586
Actual return on plan assets	46,425	22,130
Employer contributions	7,000	—
Benefits paid	(30,123)	(24,245)
Fair value of assets at December 31	$347,773	$324,471
Unfunded status at December 31	$(111,666)	$(120,191)

The net benefit obligation of $112 million and $120 million as of December 31, 2017 and 2016, respectively, is included in other noncurrent liabilities in our consolidated balance sheets.
The amounts recognized in accumulated other comprehensive income (loss), net of deferred taxes, associated with the LPP as of December 31, 2017 and 2016 are as follows (in thousands):

	December 31,
	2017	2016
Net actuarial loss	$(115,701)	$(118,739)
Prior service credit	12,433	13,348
Accumulated other comprehensive loss	$(103,268)	$(105,391)

The following table provides the components of net periodic benefit costs associated with the LPP and the principal assumptions used in the measurement of the LPP benefit obligations and net benefit costs for the three years ended December 31, 2017, 2016 and 2015 (in thousands):

	Year Ended December 31,
	2017	2016	2015
Interest cost	$18,731	$20,041	$19,097
Expected return on plan assets	(20,934)	(20,803)	(21,117)
Amortization of prior service credit	(1,432)	(1,432)	(1,432)
Amortization of actuarial loss	6,517	5,871	7,045
Net cost	$2,882	$3,677	$3,593
Weighted-average discount rate used to measure benefit obligations	3.81%	4.36%	4.86%
Weighted average assumptions used to determine net benefit cost:
Discount rate	4.36%	4.86%	4.36%
Expected return on plan assets	6.50%	6.50%	6.50%

The following table provides the pre-tax amounts recognized in OCI, including the amortization of the actuarial loss and prior service credit, associated with the LPP for the years ended December 31, 2017, 2016 and 2015 (in thousands):

Obligations Recognized in	Year Ended December 31,
Other Comprehensive Income	2017	2016	2015
Net actuarial loss	$679	$27,023	$6,472
Amortization of actuarial loss	(6,517)	(5,871)	(7,045)
Amortization of prior service credit	1,432	1,432	1,432
Total (income) loss recognized in other comprehensive income	$(4,406)	$22,584	$859
Total recognized in net periodic benefit cost and other comprehensive income	$(1,524)	$26,261	$4,452

For the LPP, we estimate that $6 million of actuarial loss, net of amortization of prior service credit, will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2018.
Our overall investment strategy for the LPP is to provide and maintain sufficient assets to meet pension obligations both as an ongoing business, as well as in the event of termination, at the lowest cost consistent with prudent investment management, actuarial circumstances and economic risk, while minimizing the earnings impact. Diversification is provided by using an asset allocation primarily between equity and debt securities in proportions expected to provide opportunities for reasonable long term returns with acceptable levels of investment risk. Fair values of the applicable assets are determined as follows:
Mutual Fund—The fair value of our mutual funds are estimated by using market quotes as of the last day of the period.
Common Collective Trusts—The fair value of our common collective trusts are estimated by using market quotes as of the last day of the period, quoted prices for similar securities and quoted prices in non-active markets.
Real Estate—The fair value of our real estate funds are derived from the fair value of the underlying real estate assets held by the funds. These assets are initially valued at cost and are reviewed periodically utilizing available market data to determine if the assets held should be adjusted.
The basis for the selected target asset allocation included consideration of the demographic profile of plan participants, expected future benefit obligations and payments, projected funded status of the plan and other factors. The target allocations for LPP assets are 38% global equities, 58% long duration fixed income and 4% real estate. It is recognized that the investment management of the LPP assets has a direct effect on the achievement of its goal. As defined in Note 10. Fair Value Measurements, the following tables present the fair value of the LPP assets as of December 31, 2017, and 2016:

	Fair Value Measurements at December 31, 2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common collective trusts:
Fixed income securities	$—	$191,125	$—	$191,125
Global equity securities	—	134,378	—	134,378
Money market mutual fund	2,815	—	—	2,815
Real estate	—	—	19,455	19,455
Total assets at fair value	$2,815	$325,503	$19,455	$347,773

	Fair Value Measurements at December 31, 2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common collective trusts:
Fixed income securities	$—	$174,899	$—	$174,899
Global equity securities	—	127,321	—	127,321
Money market mutual fund	3,732	—	—	3,732
Real estate	—	—	18,519	18,519
Total assets at fair value	$3,732	$302,220	$18,519	$324,471

The following table provides a rollforward of plan assets valued using significant unobservable inputs (level 3), in thousands:

Real Estate
Ending balance at December 31, 2015	$17,308
Contributions	246
Net distributions	(246)
Advisory fee	(194)
Net investment income	813
Unrealized gain	593
Net realized loss	(1)
Ending balance at December 31, 2016	18,519
Contributions	279
Net distributions	(279)
Advisory fee	(200)
Net investment income	820
Unrealized gain	253
Net realized gain	63
Ending balance at December 31, 2017	$19,455

We contributed $7 million to fund the LPP during the year ended December 31, 2017. No contributions were made during the years ended December 31, 2016 and 2015. Annual contributions to our defined benefit pension plans in the United States, Canada and Hong Kong are based on several factors that may vary from year to year. Our funding practice with respect to the LPP is to contribute the minimum required contribution as defined by law while also maintaining an 80% funded status as defined by the Pension Protection Act of 2006. Thus, past contributions are not always indicative of future contributions. Based on current assumptions, we expect to contribute $10 million to our defined benefit pension plans in 2018.
The expected long term rate of return on plan assets for each measurement date was selected after giving consideration to historical returns on plan assets, assessments of expected long term inflation and market returns for each asset class and the target asset allocation strategy. We do not anticipate the return of any plan assets to us in 2018.
We expect the LPP to make the following estimated future benefit payments (in thousands):

Amount
2018	$33,559
2019	32,589
2020	31,963
2021	30,080
2022	31,151
2023-2027	155,024